Construction Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Construction Loans

6. CONSTRUCTION LOANS

The Company has various construction loans with private individuals and finance companies. The loans are collateralized by specific construction projects. All loans are of a one-year term but will be refinanced if the project is not completed within one year and are due upon the completion of the project. Interest accrues on the loans and is included with the payoff of the loan. Interest ranges from 8% to 40%. Interest expense and amortization of debt discount are capitalized when incurred and expensed as cost of goods sold when the corresponding property is sold. The loan balances as of September 30, 2020 and December 31, 2019 were $18,477,600 and $9,647,700, respectively. The book value of collateralized real estate as of September 30, 2020 and December 31, 2019 were $34,445,200 and $24,826,700, respectively.

8. CONSTRUCTION LOANS

The Company has various construction loans with private individuals and finance companies. The loans are collateralized by specific construction projects. All the loans are of a one-year term but will be refinanced if the project is not completed within one year and are due upon the completion of the project. Interest accrues on the loans and is included with the payoff of the loan. Interest ranges from 6% to 36%. Interest paid and amortized debt discount is included as a capitalized interest expense in the cost of sales. The loan balances as of December 31, 2019 and 2018, were $14,974,700 and $1,656,200, respectively for Related party lenders. The loan balances as of December 31, 2019 and 2018, were $9,499,300 and $17,172,300, respectively for third party lenders. The book value of collateralized real estate as of December 31, 2019 and 2018 are $25,278,200 and $18,449,900, respectively.